Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues:
Home sales revenue	$ 69,406	$ 261,668		$ 125,142		$ 78,836		$ 42,303		$ 146,894		$ 57,878		$ 19,202		$ 56,235		$ 507,949		$ 280,209		$ 56,094
Fee building, including management fees from unconsolidated joint ventures of $1,217, $2,537, $2,431 and $4,712, respectively	55,617	60,781		52,761		30,028		42,937		47,732		29,099		26,429		46,630		186,507		149,890		93,563
Revenues	125,023							85,240										694,456		430,099		149,657
Cost of Sales:
Cost of home sales	60,065	221,700		105,799		69,390		36,670		122,485		48,741		16,598		47,408		433,559		235,232		46,843
Home sales impairments		2,350		0		0		0										2,350		0		0
Land sale impairment		1,150		0		0		0										1,150		0		0
Fee building	53,926	58,040		50,832		28,317		40,914		43,663		27,028		25,209		43,777		178,103		139,677		89,057
Cost of Sales	113,991							77,584										615,162		374,909		135,900
Gross Profit
Home sales	9,341	37,618		19,343		9,446		5,633										72,040		44,977		9,251
Gross Profit Land Sales		(1,150)		0		0		0										(1,150)		0		0
Gross Profit Fee Building	1,691	2,741		1,929		1,711		2,023										8,404		10,213		4,506
Gross Profit	11,032							7,656										79,294		55,190		13,757
Costs and Expenses
Selling and marketing expenses	(5,001)							(3,476)										(26,744)		(13,741)		(3,983)
General and administrative expenses	(5,090)							(5,175)										(25,882)		(20,278)		(12,420)
Equity in net income of unconsolidated joint ventures	306							(7)										7,691		13,767		8,443
Other income (expense), net	113							(109)										(409)		(1,027)		(794)
Income before income taxes	1,360	22,080		9,042		3,939		(1,111)		19,471		6,594		415		7,431		33,950		33,911		5,003
Provision for income taxes	(524)							242										(13,024)		(12,533)		(246)
Net income	836							(869)										20,926		21,378		4,757
Net loss attributable to noncontrolling interest	10							55										96		310		30
Net income attributable to The New Home Company Inc.	$ 846	$ 13,780		$ 5,547		$ 2,509		$ (814)		$ 12,226		$ 4,444		$ 449		$ 4,569		$ 21,022		$ 21,688		$ 4,787
Earnings (loss) per share attributable to The New Home Company Inc.
Basic (in dollars per share)	$ 0.04	$ 0.67	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.70	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.02	[1]	$ 1.29	[1]	$ 0.30
Diluted (in dollars per share)	$ 0.04	$ 0.66	[1]	$ 0.27	[1]	$ 0.12	[1]	$ (0.04)	[1]	$ 0.69	[1]	$ 0.27	[1]	$ 0.03	[1]	$ 0.28	[1]	$ 1.01	[1]	$ 1.28	[1]	$ 0.30
Weighted average number of shares outstanding
Basic (in shares)	20,767,464							20,599,014										20,685,386		16,767,513		15,927,917
Diluted (in shares)	20,899,263							20,599,014										20,791,445		16,941,088		15,969,199

[1]	Some amounts do not add to our full year results presented on our consolidated statement of operations due to rounding differences in quarterly and annual weighted average share calculations.